Income Taxes (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 12, 2022	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Successor			Predecessor	Successor
Net operating loss carry forwards, federal	$ 40,807,990	$ 27,515,427			$ 27,385,445	$ 40,807,990
Net operating loss carry forwards, state	32,322,138	20,567,703			20,458,902	32,322,138
Increase in valuation allowance					2,673,627
Valuation allowance	$ 14,093,900				14,853,648	14,093,900
Change in valuation allowance		$ 558,581			$ (2,673,627)	(14,093,900)
Deferred tax liabilities valuation allowance						$ 14,093,900
Effective tax rate		90.80%	0.00%	22.81%	0.00%	8.80%